CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 3,435	$ 3,236
Restricted cash	47	47
Marketable securities	59,940	71,738
Short-term bank deposits	8,380	13,137
Trade receivables	132	169
Other receivables	857	1,163
Total current assets	72,791	89,490
LONG-TERM ASSETS:
Long-term deposits	19	13
Property, plant and equipment, net	4,792	6,483
Total long term assets	4,811	6,496
Total assets	77,602	95,986
CURRENT LIABILITIES:
Trade payables	1,110	1,330
Other payables	2,934	2,803
Liabilities in respect of government grants	104	125
Deferred revenues and other advances	516	967
Total current liabilities	4,664	5,225
LONG-TERM LIABILITIES:
Liabilities in respect of government grants	3,438	3,303
Deferred revenues and other advances	89	138
Severance pay liability, net	33	31
Total non-current liabilities	3,560	3,472
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 25,750,547 and 25,480,809 shares at December 31, 2017 and 2016, respectively	142	141
Share premium and other capital reserve	186,268	183,342
Accumulated deficit	(117,032)	(96,194)
Shareholder's Equity	69,378	87,289
Shareholder's Equity and Liabilities	$ 77,602	$ 95,986